UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Chesapeake Asset Management LLC

Address:  One Rockefeller Plaza
          Suite 1210
          New York, New York  10020

13F File Number: 028-04687

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Cathaleen Lindsay
Title:    13F Compliance Officer
Phone:    (212) 218-4040


Signature, Place and Date of Signing:

/s/ Cathaleen Lindsay              New York, NY              August 14, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       64

Form 13F Information Table Value Total:   $111,913
                                         (thousands)


List of Other Included Managers:  None


                                                     FORM 13F INFORMATION TABLE

COLUMN 1                       COLUMN  2        COLUMN 3    COLUMN 4       COLUMN 5       COLUMN 6    COLUMN 7       COLUMN 8

                                                             VALUE    SHRS OR  SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP       (X$1000)  PRN AMT  PRN CALL   DISCRETION  MNGRS   SOLE   SHARED   NONE
3M CO                          COM              88579Y101     252       4,189              SOLE                    0          4,189
AFLAC INC                      COM              001055102   7,698     247,593              SOLE               91,024        156,569
APPLE INC                      COM              037833100   5,163      36,250              SOLE               11,800         24,450
AQUA AMERICA INC               COM              03836W103     537      30,000              SOLE               30,000              0
ARCHER DANIELS MIDLAND CO      COM              039483102   1,885      70,412              SOLE               52,492         17,920
AT&T INC                       COM              00206R102     367      14,794              SOLE                    0         14,794
BAKER HUGHES INC               COM              057224107   5,120     140,500              SOLE               87,300         53,200
BJS WHOLESALE CLUB INC         COM              05548J106   1,377      42,721              SOLE               21,703         21,018
CADBURY PLC                    SPONS ADR        12721E102     202       5,861              SOLE                2,519          3,342
CARNIVAL CORP                  PAIRED CTF       143658300     477      18,500              SOLE               14,000          4,500
CHUBB CORP                     COM              171232101   1,362      34,150              SOLE               22,350         11,800
CHURCH & DWIGHT I              COM              171340102     737      13,576              SOLE                  825         12,751
CORNING INC                    COM              219350105     371      23,120              SOLE               20,000          3,120
CTRIP COM INTL LTD             ADR              22943F100   3,473      75,000              SOLE               17,450         57,550
DELL INC                       COM              24702R101   2,060     150,000              SOLE               36,500        113,500
DISH NETWORK CORP              CL A             25470M109     325      20,042              SOLE               20,000             42
DISNEY WALT CO                 COM DISNEY       254687106     623      26,716              SOLE               13,100         13,616
ERICSSON L M TEL CO            ADR B SEK 10     294821608     875      89,470              SOLE               39,310         50,160
EXXON MOBIL CORP               COM              30231G102   2,687      38,431              SOLE                    0         38,431
GENERAL ELECTRIC CO            COM              369604103   1,122      95,704              SOLE               28,450         67,254
GOOGLE INC                     CL A             38259P508   3,626       8,600              SOLE                3,220          5,380
HELIOS STRATEGIC MTG INCOME    COM              42327M109     115      18,150              SOLE                1,675         16,475
IMAX CORP                      COM              45245E109   1,583     195,000              SOLE               47,500        147,500
INFORMATICA CORP               COM              45666Q102   2,235     130,000              SOLE               30,900         99,100
INTEL CORP                     COM              458140100     933      56,350              SOLE               23,000         33,350
INTERNATIONAL BUSINESS MACHS   COM              459200101   1,228      11,760              SOLE                9,000          2,760
ISHARES INC                    MSCI AUSTRALIA   464286103   2,727     162,350              SOLE               41,200        121,150
ISHARES INC                    MSCI BRAZIL      464286400   3,443      65,000              SOLE               15,750         49,250
ISHARES TR                     FTSE XNHUA IDX   464287184   2,494      65,000              SOLE               17,100         47,900
JPMORGAN CHASE & CO            COM              46625H100   1,244      36,460              SOLE               30,000          6,460
KIMCO REALTY CORP              COM              49446R109   2,757     274,320              SOLE               58,050        216,270
LOCKHEED MARTIN CORP           COM              539830109   1,365      16,925              SOLE                3,500         13,425
MARKET LEADER I                COM              57056R103      23      12,471              SOLE               12,471              0
MEDCO HEALTH SOLUTIONS INC     COM              58405U102     393       8,612              SOLE                3,856          4,756
MERCK & CO INC                 COM              589331107     450      16,082              SOLE                8,000          8,082
MICROSOFT CORP                 COM              594918104   6,647     279,650              SOLE              125,150        154,500
MONSANTO CO NEW                COM              61166W101   2,748      36,964              SOLE                9,230         27,734
MOTOROLA INC                   COM              620076109     288      43,415              SOLE               14,700         28,715
NETAPP INC                     COM              64110D104   2,364     119,900              SOLE               29,050         90,850
NEWS CORP                      CL B             65248E203     211      20,000              SOLE               20,000              0
PEPSICO INC                    COM              713448108   1,136      20,677              SOLE               15,900          4,777
PFIZER INC                     COM              717081103     323      21,505              SOLE                    0         21,505
PITNEY BOWES INC               COM              724479100     209       9,533              SOLE                9,000            533
PROCTER & GAMBLE CO            COM              742718109     394       7,717              SOLE                2,000          5,717
PROSHARES TR                   PSHS ULTRA FINL  74347R743     365      94,650              SOLE               54,500         40,150
PROSHARES TR                   PSHS ULTRA O&G   74347R719     663      25,000              SOLE               25,000              0
PROSHARES TR                   PSHS ULTSHT FINL 74347R628   1,126      26,950              SOLE               16,500         10,450
PROSHARES TR                   PSHS ULTRA QQQ   74347R206   2,286      60,000              SOLE               37,750         22,250
QUALCOMM INC                   COM              747525103   4,016      88,845              SOLE               36,300         52,545
ROYAL BK CDA MONTREAL QUE      COM              780087102     295       7,232              SOLE                7,232              0
ROYAL DUTCH SHELL PLC          SPONS ADR A      780259206   2,607      51,943              SOLE               21,000         30,943
SANDISK CORP                   COM              80004C101   3,087     210,000              SOLE               73,450        136,550
SCHLUMBERGER LTD               COM              806857108   2,031      37,540              SOLE               16,500         21,040
SPDR GOLD TRUST                GOLD SHS         78463V107   1,468      16,100              SOLE                8,200          7,900
SPDR SERIES TRUST              S&P BIOTECH      78464A870     355       7,000              SOLE                7,000              0
TELEFONICA S A                 SPONSORED ADR    879382208   4,131      60,855              SOLE               37,621         23,234
TOOTSIE ROLL INDS INC          COM              890516107     573      25,245              SOLE                9,622         15,623
TRANSOCEAN LTD                 REG SHS          H8817H100     273       3,676              SOLE                1,406          2,270
UNILEVER N V                   N Y SHS NEW      904784709   2,917     120,656              SOLE               35,220         85,436
UNITED STATES STL CORP NEW     COM              912909108   2,496      69,850              SOLE               27,650         42,200
UNITED TECHNOLOGIES CORP       COM              913017109     845      16,263              SOLE               16,000            263
WELLS FARGO & CO NEW           COM              949746101   2,897     119,400              SOLE               40,250         79,150
WESTERN ASSET HIGH INCM OPP    COM              95766K109     172      33,414              SOLE                    0         33,414
WESTERN DIGITAL CORP           COM              958102105   3,445     130,000              SOLE               31,400         98,600
WYETH                          COM              983024100     216       4,750              SOLE                    0          4,750





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